Convertible Notes Payable	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 12 — Convertible notes payable

Convertible notes payable includes the followings:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Investors	109,119,912	184,735,532	26,282,656
Total	109,119,912	184,735,532	26,282,656

During the year ended December 31, 2025, the Company entered into convertible note purchase agreements with investors, pursuant to which the Company will issue to each investor an unsecured convertible promissory note. Each note has a term of 360 days and bears an interest at 0% per annum. If an event of default on the note occurs, interest shall accrue on the outstanding balance at the rate equal to the lesser of 10% per annum or the maximum rate permitted under applicable law until paid. Each Investors has the right at any time after the purchase amount has been paid in full, at its election, to convert all or a portion of the outstanding balance under each of the note into ordinary shares of the Company of par value USD 0.002[1].

As of December 31, 2024 and 2025, there were RMB 109,119,912 and RMB 184,735,532 (USD 26,282,656) convertible notes payable outstanding, respectively.

On May 20, 2025, the Company entered into four Convertible Note Purchase Agreements with certain investors, relating to our issuance of an aggregate of $40,000,000 Convertible Promissory Notes due after 360 days of issuance and our ordinary shares that are issuable upon conversion of the Convertible Note.

For the year ended December 31, 2025, the cash received from convertible notes payable issued by Company was RMB 258,659,840 (USD 36,800,000). As of December 31, 2025, RMB 82,124,499 (USD 11,684,000) of the convertible note mentioned above has been converted into shares. The coupon rate and effective interest rate were 0.0% and 8.7%, respectively, with the maturity of 360 days. During the year ended December 31, 2025, the Company confirmed finance cost-discount on conversion of convertible notes payable with the amount of USD 1,166,656.